KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP            1601 K Street, N.W.
                                                       Washington, DC 20006-1600
                                                       202.778.9000
                                                       Fax 202.778-9100
                                                       www.klng.com

                                       March 13, 2006

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

                  Re:   Meehan Mutual Funds, Inc.
                        File Nos. 333-86655 and 811-9575
                        --------------------------------

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund, a series of the above Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 ("PEA No. 7") to its Registration Statement on Form N-1A and that PEA No. 7 was filed electronically.

     If there are any questions  concerning  this filing,  please  contact me at
(202) 778-9044.

                                                  Very truly yours,

                                                  /s/ David Joire

                                                  David Joire



cc:  Paul P. Meehan
      Meehan Mutual Funds, Inc.